LOANS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Loan receivables [Line Items]
Loan receivable in default	0
Loans receivable impairment	$ 0
Percentage of the loan balances as provision of loan losses	2.50%
Administrative services [Member]
Loan receivables [Line Items]
Loan principle amount	$ 31,502
Investor protection service [Member]
Loan receivables [Line Items]
Loan principle amount	$ 28,768
Entrusted loans [Member]
Loan receivables [Line Items]
Interest rate	18.00%
Entrusted loans [Member] | Minimum [Member]
Loan receivables [Line Items]
Loan period	3 months	6 months
Interest rate		12.00%
Collateral market value (as a percent)	106.00%	103.00%
Entrusted loans [Member] | Maximum [Member]
Loan receivables [Line Items]
Loan period	12 months	12 months
Interest rate		20.00%
Collateral market value (as a percent)	124.00%	174.00%
Mortgage loans [Member]
Loan receivables [Line Items]
Loans receivable were derecognized	$ 31,502
Gains or losses were recorded on the sales of mortgage loans receivable	$ 0
Mortgage loans [Member] | Minimum [Member]
Loan receivables [Line Items]
Loan period	1 month	1 month
Interest rate	6.00%	6.00%
Collateral market value (as a percent)	135.00%	146.00%
Mortgage loans [Member] | Maximum [Member]
Loan receivables [Line Items]
Loan period	36 months	18 months
Interest rate	10.80%	9.60%
Collateral market value (as a percent)	2500.00%	1103.00%
Credit loans [Member] | Minimum [Member]
Loan receivables [Line Items]
Loan period	1 month	1 month
Interest rate	4.00%	4.00%
Credit loans [Member] | Maximum [Member]
Loan receivables [Line Items]
Loan period	36 months	36 months
Interest rate	24.00%	12.00%